Income or loss on equity securities at fair value through other comprehensive income (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Income or loss on equity securities at fair value through other comprehensive income [Abstract]
Fair value at the date of disposal	₩ 3,285
Cumulative net profit at the time of disposal	₩ (3,635)